Stock-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended		12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011 Predecessor [Member]	Jan. 25, 2011 Restricted Stock [Member]	Jan. 25, 2011 Restricted Stock [Member] Predecessor [Member]	Dec. 31, 2011 Restricted Stock [Member] Predecessor [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested, period		8 years
Non-cash stock-based compensation expense	$ 15,082,000				$ 15,082,000	$ 13,200,000		$ 500,000
Unrecognized compensation				500,000
Options granted			0
Stock options outstanding									126,815
Options exercised									97,926
Options forfeited									28,889
Intrinsic value of options exercised										10,900,000
Proceeds from the exercise of options	1,077,000				1,077,000
Outstanding no. of shares						107,840
Weighted average grant fair value of outstanding shares						$ 31.94
Non-recurring costs associated with stock-based compensation							$ 1,400,000